Segment reporting (Tables)	6 Months Ended
Jun. 30, 2021
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Summary of Segment Reporting
All figures in the tables below are stated in million US dollar, except volume (million hls) and Normalized EBITDA margin (in %).

	North America		Middle Americas		South America		EMEA		Asia Pacific		Global Export and Holding companies		AB InBev Worldwide
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Volume	53	52	68	52	72	63	41	34	46	39	—	—	280	240
Revenue	8 040	7 536	5 893	4 246	4 146	3 613	3 763	3 007	3 500	2 609	491	287	25 832	21 298
Normalized EBITDA	3 014	2 986	2 824	2 021	1 447	1 146	1 060	713	1 242	783	(473)	(287)	9 114	7 363
Normalized EBITDA margin %	37.5%	39.6%	47.9%	47.6%	34.9%	31.7%	28.2%	23.7%	35.5%	30.0%	—	—	35.3%	34.6%
Depreciation, amortization and impairment	(389)	(407)	(558)	(486)	(359)	(410)	(497)	(470)	(360)	(311)	(183)	(175)	(2 346)	(2 261)
Normalized profit from operations (EBIT)	2 625	2 579	2 266	1 535	1 088	736	563	243	882	472	(656)	(462)	6 768	5 102
Exceptional items	(13)	(83)	(59)	(51)	(23)	(17)	(102)	(2 587)	(22)	(10)	2	(47)	(217)	(2 796)
Profit from operations (EBIT)	2 612	2 496	2 207	1 484	1 065	719	461	(2 344)	860	462	(654)	(509)	6 551	2 306
Net finance income/(cost)													(2 346)	(5 592)
Share of results of associates and joint ventures													100	33
Income tax expense													(1 231)	(492)
Profit from continuing operations													3 074	(3 744)
Discontinued operations results													—	2 055
Profit/(loss)													3 074	(1 688)

Segment assets (non-current)	63 736	63 322	69 312	67 989	13 318	10 807	36 025	32 477	13 634	12 751	1 948	1 886	197 973	189 233
Gross capex	(357)	(225)	(456)	(350)	(460)	(387)	(402)	(301)	(265)	(191)	(235)	(126)	(2 174)	(1 580)